CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 2,149,313	$ 320,884	¥ 2,895,129	¥ 3,137,667	$ 441,086	¥ 4,459,206
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	39,650	5,920	23,761	58,381	8,207	35,965
Share-based compensation	98,833	14,755	126,830	148,383	20,859	196,371
Investment (gain) loss	8,996	1,343
Investment (gain) loss				8,996	1,265	(10,115)
Provision for loans receivable, financial assets receivable and accounts receivable and contract assets	1,188,559	177,447	642,579	1,549,008	217,756	1,222,148
Provision for contingent liabilities	2,162,638	322,873	1,220,586	3,305,458	464,674	1,918,899
Foreign exchange (gain) loss	86,658	12,938	(13,895)	155,241	21,823	(17,897)
Fair value change of foreign exchange options				(7,377)	(1,037)
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(159,295)	(23,782)	24,034	(830,700)	(116,778)	(76,402)
Accounts receivable and contract assets	(574,191)	(85,724)	152,151	(246,178)	(34,607)	23,016
Financial assets receivable	(61,305)	(9,153)	(534,353)	49,180	6,914	(869,542)
Prepaid expenses and other assets	15,698	2,344	86,702	(140,606)	(19,766)	81,622
Security deposit prepaid to third-party guarantee companies	176,407	26,337	(45,848)	325,337	45,735	(20,297)
Deferred tax	(172,895)	(25,813)	432,815	(260,790)	(36,661)	309,622
Other assets	(54,068)	(8,072)	(9,659)	(52,376)	(7,363)	(8,390)
Amounts due from/to related parties	140,542	20,982	(752,106)	374,779	52,686	(1,038,812)
Guarantee liabilities	(2,406,485)	(359,279)	(1,171,421)	(3,619,233)	(508,784)	(1,836,938)
Income tax payable	30,234	4,514	(350,383)	59,230	8,326	(235,670)
Other tax payable	(63,758)	(9,519)	(5,749)	(55,099)	(7,746)	39,015
Accrued expenses and other current liabilities	(93,959)	(14,028)	360,563	169,638	23,847	688,243
Other long-term liabilities	20,969	3,131	(2,369)	13,697	1,925	(5,029)
Interest receivable/ payable	5,370	802	(41,550)
Interest receivable				(12,598)	(1,771)	(40,521)
Land use rights			(1,036,178)			(1,036,178)
Net cash provided by operating activities	2,537,911	378,900	2,001,639	4,130,038	580,590	3,778,316
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(4,476)	(668)	(9,807)	(13,086)	(1,840)	(17,244)
Loans provided to related parties			(50,000)			(50,000)
Investment in loans receivable	(24,707,860)	(3,688,786)	(17,336,499)	(41,317,180)	(5,808,277)	(30,180,828)
Collection of investment in loans receivable	22,023,551	3,288,030	15,108,308	35,695,623	5,018,011	24,534,751
Capital injection to an investee entity	(8,996)	(1,343)
Capital injection to an investee entity				(8,996)	(1,265)	0
Purchase of short-term investments				(30,000)	(4,217)
Purchase of foreign exchange options				(5,338)	(750)
Disposal of subsidiaries and other business units, net of cash received	3,349	500
Disposal of subsidiaries and other business units, net of cash received				3,349	471	(5,492)
Net cash used in investing activities	(2,694,432)	(402,267)	(2,287,998)	(5,675,628)	(797,867)	(5,718,813)
Cash Flows from Financing Activities:
Proceeds from short-term loans	190,179	28,393	150,327	190,179	26,735	150,327
Proceeds from long-term loans				4,193	589
Cash received from investors of the consolidated trusts	4,514,320	673,970	3,015,273	6,816,920	958,307	4,587,773
Cash paid to investors of the consolidated trusts	(2,023,656)	(302,124)	(2,442,693)	(3,209,480)	(451,182)	(3,559,968)
Contribution by non-controlling interests				90,000	12,652
Dividend to shareholders	(551,666)	(82,362)		(784,363)	(110,264)	0
Loan received from non-controlling interests			344,487	3,000	422	344,487
Loan payment to non-controlling interests			(30,168)	(90,000)	(12,652)	(30,168)
Investing receivable from related parties			344,487
Cash received from a related party for investment				0	0	344,487
Cash repayment to a related party			(30,168)	(10,180)	(1,431)	(30,168)
Net cash provided by financing activities	2,129,177	317,877	1,351,545	3,010,269	423,176	1,806,770
Effect of foreign exchange rate changes	(2,377)	(355)	(2,752)	4,704	663	(2,709)
Net increase in cash and cash equivalents	1,970,279	294,155	1,062,434	1,469,383	206,562	(136,436)
Cash, cash equivalents, and restricted cash, beginning of period	8,759,947	1,231,454	6,774,266	8,759,947	1,231,454	6,774,266
Cash, cash equivalents, and restricted cash, beginning of period | $		1,307,826			1,307,826
Cash, cash equivalents, and restricted cash, end of period	10,730,226	1,601,981	7,836,700	10,229,330	1,438,016	6,637,830
Supplemental disclosures of cash flow information:
Income taxes paid	(539,393)	(80,529)	(580,879)	(781,452)	(109,855)	(948,001)
Interest paid (not including interest paid to investors of consolidated trusts)	(3,941)	(588)	(6,727)	(8,821)	(1,240)	(12,304)
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:	230,095	$ 34,352		200,076	$ 28,126
Reconciliation to amounts on consolidated balance sheet:
Cash and cash equivalents	6,965,238		5,191,999	7,219,700		4,224,320
Restricted cash	3,764,988		2,644,701	3,009,630		2,413,510
Total cash, cash equivalents, and restricted cash	¥ 10,730,226		¥ 7,836,700	¥ 10,229,330		¥ 6,637,830